SHARE BASED COMPENSATION (Details 2) - Mar. 31, 2015 - $ / shares	Total
Options outstanding at the end of the period
Number of Shares	3,885,667
Exercise Price per Share (in dollars per share)	$ 2.66
Remaining Contractual Life	4 years 1 month 17 days
Options exercisable as of the end of the period
Number of Shares	2,416,207
Exercise Price per Share (in dollars per share)	$ 2.92
Remaining Contractual Life	7 months 13 days
Exercise price one
Options outstanding at the end of the period
Number of Shares	1,312,600
Exercise Price per Share (in dollars per share)	$ 2.26
Remaining Contractual Life	1 month 6 days
Options exercisable as of the end of the period
Number of Shares	1,312,600
Exercise Price per Share (in dollars per share)	$ 2.26
Remaining Contractual Life	1 month 6 days
Exercise price two
Options outstanding at the end of the period
Number of Shares	665,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	8 months 12 days
Options exercisable as of the end of the period
Number of Shares	665,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	8 months 12 days
Exercise price three
Options outstanding at the end of the period
Number of Shares	250,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	1 year 7 months 6 days
Options exercisable as of the end of the period
Number of Shares	250,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	1 year 7 months 6 days
Exercise price four
Options outstanding at the end of the period
Number of Shares	81,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	2 years 8 months 12 days
Options exercisable as of the end of the period
Number of Shares	81,000
Exercise Price per Share (in dollars per share)	$ 3.60
Remaining Contractual Life	2 years 8 months 12 days
Exercise price five
Options outstanding at the end of the period
Number of Shares	100,000
Exercise Price per Share (in dollars per share)	$ 4.75
Remaining Contractual Life	2 years 6 months
Options exercisable as of the end of the period
Number of Shares	100,000
Exercise Price per Share (in dollars per share)	$ 4.75
Remaining Contractual Life	2 years 6 months
Exercise price six
Options outstanding at the end of the period
Number of Shares	7,607
Exercise Price per Share (in dollars per share)	$ 2.69
Remaining Contractual Life	3 years 10 months 24 days
Options exercisable as of the end of the period
Number of Shares	7,607
Exercise Price per Share (in dollars per share)	$ 2.69
Remaining Contractual Life	3 years 10 months 24 days
Exercise price seven
Options outstanding at the end of the period
Number of Shares	1,469,460
Exercise Price per Share (in dollars per share)	$ 2.24
Remaining Contractual Life	9 years 10 months 24 days
Options exercisable as of the end of the period
Exercise Price per Share (in dollars per share)	$ 2.24
Remaining Contractual Life	9 years 10 months 24 days